NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	9 Months Ended	12 Months Ended		24 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 29, 2023	Dec. 31, 2020
Fair Value, Inputs, Level 3
Derivative liabilities	$ 135,698	$ 102,011	$ 92,527		$ 102,011	$ 102,011	$ 7,202
Increase (Decrease) in Derivative Liabilities	135,698	102,011		$ 102,011	92,527
Derivative liabilities	135,698	102,011	92,527		$ 102,011	$ 102,011	$ 7,202
Increase (Decrease) in Derivative Liabilities	135,698	102,011
Convertible Debt, Issued	145,067	264,952	1,008,543
Derivative liabilities debt premium	29,167	(43,269)	442,764
Convertible Debt, Change In Fair Value Recognized In Operations	(102,375)	(212,199)	(163,781)
Convertible Debt, Converted	$ (38,172)	$ 0	$ (1,202,201)